Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Proved Developed and Undeveloped Reserve (Detail) - Bcf Bcf in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Crude Oil and Condensate Reserves
Proved developed and undeveloped reserves:
Beginning balance	5,494,000	5,894,000	6,089,000
Revisions	498,000	271,000	529,000
Extensions and discoveries	10,000	26,000	16,000
Production	(650,000)	(705,000)	(744,000)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	0	8,000	4,000
Ending Balance	5,352,000	5,494,000	5,894,000
Proved developed reserves at December 31,	3,162,000	3,464,000	3,500,000
Proved undeveloped reserves at December 31,	2,190,000	2,031,000	2,394,000
Dry gas reserve
Proved developed and undeveloped reserves:
Beginning balance	10,175,000,000	8,251,000,000	7,080,000,000
Revisions	1,738,000,000	2,752,000,000	2,069,000,000
Extensions and discoveries	14,000,000	56,000,000	12,000,000
Production	(901,000,000)	(888,000,000)	(917,000,000)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	0	4,000,000	7,000,000
Ending Balance	11,026,000,000	10,175,000,000	8,251,000,000
Proved developed reserves at December 31,	7,054,000,000	5,773,000,000	4,314,000,000
Proved undeveloped reserves at December 31,	3,972,000,000	4,400,000,000	3,936,000,000